Income Taxes - Components of Provision for Income Taxes (Detail) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current
Federal			$ 0.2	$ 0.0	$ 0.0
State			2.7	2.4	1.4
Current income tax expense			2.9	2.4	1.4
Deferred
Federal			(83.2)	(39.4)	(18.4)
State			(0.3)	(8.4)	3.5
Deferred income tax expense (benefit)			(83.5)	(47.8)	(14.9)
Benefit for income taxes	$ (13.8)	$ (12.0)	$ (80.6)	$ (45.4)	$ (13.5)